PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PERFORMANCE RESULTS
                 (UNAUDITED)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                   03/31/97  09/30/96   03/31/96      12 MONTHS       6 MONTHS
                                                    ENDED 03/31/97 ENDED 03/31/97
---------------------------------------------------------------------------------
Class A Shares      $ 23.41  $ 23.82    $  21.16          28.72%        14.34%
Class B Shares        22.87    23.27       20.75          27.74         13.91
Class C Shares        22.84    23.27       20.75          27.74         13.90
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
05/22/86-12/31/86   $  9.25  $  8.31       --             --           (10.16)%
---------------------------------------------------------------------------------
1987                   8.31     6.88    $ 0.2265       $ 0.3703        (11.05)
---------------------------------------------------------------------------------
1988                   6.88     7.70       --            0.2375         15.39
---------------------------------------------------------------------------------
1989                   7.70     9.08       --            0.2900         21.71
---------------------------------------------------------------------------------
1990                   9.08     7.73       --            0.2410        (12.33)
---------------------------------------------------------------------------------
1991                   7.73    12.55       --            0.2070         65.37
---------------------------------------------------------------------------------
1992                  12.55    17.38       --            0.0237         38.68
---------------------------------------------------------------------------------
1993                  17.38    17.22      1.8425         0.0820         10.32
---------------------------------------------------------------------------------
1994                  17.22    15.68      1.2660         0.1345         (0.75)
---------------------------------------------------------------------------------
1995                  15.68    20.57      2.2099         0.2942         47.46
---------------------------------------------------------------------------------
1996                  20.57    22.80      3.3870         0.2300         28.96
---------------------------------------------------------------------------------
01/01/97-03/31/97     22.80    23.41       --             --             2.68
---------------------------------------------------------------------------------
                              Totals:   $ 8.9319       $ 2.1102
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/97:      382.34%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $ 10.24  $ 12.56       --          $ 0.0640         23.30%
---------------------------------------------------------------------------------
1992                  12.56    17.31       --             --            37.82
---------------------------------------------------------------------------------
1993                  17.31    17.04    $ 1.8425         0.0571          9.57
---------------------------------------------------------------------------------
1994                  17.04    15.47      1.2660         0.0344         (1.53)
---------------------------------------------------------------------------------
1995                  15.47    20.21      2.2099         0.1766         46.36
---------------------------------------------------------------------------------
1996                  20.21    22.32      3.3870         0.0592         28.00
---------------------------------------------------------------------------------
01/01/97-03/31/97     22.32    22.87       --             --             2.46
---------------------------------------------------------------------------------
                              Totals:   $ 8.7054       $ 0.3913
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 03/31/97:      251.97%
---------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PERFORMANCE RESULTS
                 (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ----------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING   DISTRIBUTED    PAID    RETURN/1/
----------------------------------------------------------------------
07/02/92-12/31/92   $ 14.61  $ 17.32      --       $ 0.0359   18.80%
----------------------------------------------------------------------
1993                  17.32    17.03   $ 1.8425      0.0691    9.52
----------------------------------------------------------------------
1994                  17.03    15.48     1.2660      0.0209   (1.50)
----------------------------------------------------------------------
1995                  15.48    20.21     2.2099      0.1819   46.30
----------------------------------------------------------------------
1996                  20.21    22.29     3.3870      0.0861   27.99
----------------------------------------------------------------------
01/01/97-03/31/97     22.29    22.84      --          --       2.47
----------------------------------------------------------------------
                             Totals:   $ 8.7054    $ 0.3939
----------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 03/31/97:  145.92%
----------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1997

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS -- 83.75%
 BUSINESS SERVICES -- 0.62%
  29,926   Sterling Commerce Incorporated*.......................   $    867,854
                                                                    ------------
 FINANCIAL SERVICES -- 10.26%
  65,000   CCC Information Services Group, Incorporated *........        812,500
  60,000   Ceridian Corporation*.................................      2,152,500
  52,000   Federal Home Loan Mortgage Corporation................      1,417,000
  33,500   Federal National Mortgage Association.................      1,210,187
  35,000   Finova Group Incorporated.............................      2,366,875
  57,500   First Data Corporation................................      1,947,813
  90,000   Homeside Incorporated*................................      1,327,500
  82,500   Moneygram Payment Systems Incorporated*...............        680,625
  15,000   Morgan Stanley Group, Incorporated....................        881,250
  16,000   Student Loan Marketing Association....................      1,524,000
                                                                    ------------
                                                                      14,320,250
                                                                    ------------
 INSURANCE -- 19.88%
  25,000   ACE Limited...........................................      1,600,000
  22,500   Allstate Corporation..................................      1,338,750
  27,500   Ambac Incorporated....................................      1,773,750
  40,000   Amerin Corporation*...................................        805,000
  60,000   AmerUs Life Holdings Incorporated*....................      1,335,000
  25,000   Chubb Corporation.....................................      1,346,875
  46,500   Enhance Financial Services Group Incorporated.........      1,836,750
  25,000   Equitable of Iowa Companies...........................      1,250,000
  60,000   Everest Reinsurance Holdings Incorporated.............      1,762,500
  46,500   Frontier Insurance Group Incorporated.................      2,022,750
  22,500   ITT Hartford Group, Incorporated......................      1,622,813
  50,000   Nationwide Financial Services Incorporated*...........      1,287,500
  50,000   PennCorp Financial Group, Incorporated(1).............      1,600,000
  40,000   Reinsurance Group of America, Incorporated............      1,940,000
  30,000   ReliaStar Financial Corporation.......................      1,773,750
  20,000   SunAmerica Incorporated...............................        752,500
  50,000   Travelers Aetna Property & Casualty Corporation.......      1,587,500
  15,000   Travelers Group Incorporated..........................        718,125
  60,000   Western National Corporation..........................      1,402,500
                                                                    ------------
                                                                      27,756,063
                                                                    ------------
 MONEY CENTER BANKS -- 3.35%
  12,000   Citicorp..............................................      1,299,000
  21,250   Republic New York Corporation.........................      1,872,656
  16,000   The Chase Manhattan Corporation.......................      1,498,000
                                                                    ------------
                                                                       4,669,656
                                                                    ------------
 REAL ESTATE -- 3.80%
  31,000   Arden Realty Incorporated.............................        844,750
  60,000   CB Commercial Real Estate Services Group*.............      1,425,000
  43,800   Excel Realty Trust Incorporated.......................      1,105,950
  19,500   Spieker Properties Incorporated.......................        760,500
  30,000   Starwood Lodging Trust................................      1,170,000
                                                                    ------------
                                                                       5,306,200
                                                                    ------------

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------

COMMON STOCKS
          (CONCLUDED)
 REGIONAL BANKS -- 38.13%
  100,000  Atlantic Bancorp*.....................................   $  1,260,000
   35,000  Bancorp Hawaii Incorporated...........................      1,500,625
   10,000  BankAmerica Corporation...............................      1,007,500
   18,000  BankBoston Corporation................................      1,201,500
   32,800  BankNorth Group, Incorporated.........................      1,328,400
   30,000  Barnett Banks, Incorporated(1)........................      1,395,000
   30,000  CCB Financial Corporation.............................      1,927,500
   46,875  Chittenden Corporation................................      1,265,625
   24,500  Comerica Incorporated.................................      1,381,188
   32,500  Corestates Financial Corporation......................      1,543,750
   50,000  Crestar Financial Corporation.........................      1,731,250
   50,000  Cullen Frost Bankers Incorporated.....................      1,781,250
   35,000  First American Corporation of Tennessee...............      2,226,875
    6,500  First Empire State Corporation........................      2,080,000
   30,000  First Hawaiian Incorporated...........................        933,750
   51,446  First Michigan Bank Corporation.......................      1,556,241
   35,000  First Security Corporation............................      1,124,375
    5,000  First Union Corporation...............................        405,625
   39,375  First Western Bancorp, Incorporated...................      1,240,313
   25,000  Fleet Financial Group, Incorporated...................      1,431,250
   66,650  HUBCO, Incorporated...................................      1,516,288
   50,000  Marshall and Ilsley Corporation.......................      1,825,000
   60,000  Northern Trust Corporation............................      2,250,000
   42,000  Norwest Corporation(1)................................      1,942,500
   27,562  Old Kent Financial Corporation........................      1,298,859
   35,000  Seacoast Banking Corporation of Florida...............        988,750
   25,000  Southern National Corporation.........................        931,250
   47,500  SouthTrust Corporation................................      1,715,937
   42,500  Summit Bancorp, Incorporated..........................      1,859,375
   45,000  Synovus Financial Corporation.........................      1,327,500
   20,000  Texas Regional Bankshares Incorporated................        650,000
   40,000  Trans Financial Bancorp, Incorporated.................        900,000
   33,750  US Bancorp of Oregon..................................      1,805,625
   30,000  Westamerica Bancorporation............................      1,905,000
   45,000  Wilmington Trust Corporation..........................      1,912,500
   17,500  Zions Bancorporation..................................      2,078,125
                                                                    ------------
                                                                      53,228,726
                                                                    ------------
 THRIFT INSTITUTIONS -- 7.71%
   50,000  Bank United Corporation...............................      1,475,000
   35,437  Charter One Financial, Incorporated...................      1,554,798
   45,000  Coast Savings Financial, Incorporated*................      1,783,125
   50,000  Commonwealth Bancorp Incorporated.....................        756,250
   50,000  Dime Community Bancorp Incorporated*..................        937,500
   30,000  First Palm Beach Bancorp Incorporated.................        832,500
   50,000  Glendale Federal Bank FSB*............................      1,150,000
   20,000  Great Western Financial Corporation...................        807,500
   26,666  Queens County Bancorp Incorporated....................      1,463,297
                                                                    ------------
                                                                      10,759,970
                                                                    ------------
 Total Common Stocks (cost -- $74,946,839)........................   116,908,719
                                                                    ------------

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

 PRINCIPAL
  AMOUNT                                       MATURITY INTEREST
   (000)                                        DATES    RATES       VALUE
 ---------                                     -------- --------  ------------
 U.S. GOVERNMENT OBLIGATIONS -- 4.29%
  $6,000   U.S. Treasury Bills (cost --
             $5,992,650)(1).................   4/10/97   4.900%@  $  5,992,650
                                                                  ------------
 REPURCHASE AGREEMENTS -- 13.95%
   6,500   Repurchase agreement dated
            03/31/97 with Dresdner
            Securities (USA), Inc.,
            collateralized by $6,363,000
            U.S. Treasury Notes, 7.75% due
            01/31/00; proceeds: $6,501,138..   04/01/97  6.300       6,500,000
   6,500   Repurchase agreement dated
            03/31/97 with Salomon Brothers,
            Inc, collateralized by
            $6,566,000 U.S. Treasury Notes,
            5.875% due 07/31/97; proceeds:
            $6,501,147......................   04/01/97  6.350       6,500,000
   6,477   Repurchase agreement dated
            03/31/97 with State Street Bank
            and Trust Company,
            collateralized by $6,140,000
            U.S. Treasury Bonds, 7.875%, due
            11/15/07; proceeds: $6,478,080..   04/01/97  6.000       6,477,000
                                                                  ------------
 Total Repurchase Agreements (cost --
  $19,477,000)...............................                       19,477,000
                                                                  ------------
 INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED -- 7.82%
 REPURCHASE AGREEMENTS -- 2.87%
   4,000   Repurchase agreement dated
            03/31/97 with Dresdner
            Securities (USA), Inc.,
            collateralized by $4,032,000
            U.S. Treasury Notes, 6.625% due
            06/30/01; proceeds: $4,000,702..   04/01/97  6.320       4,000,000
                                                                  ------------
  NUMBER
 OF SHARES
   (000)
 ---------
 MONEY MARKET FUNDS -- 4.95%
   6,852   Liquid Assets Portfolio..........                         6,851,810
      60   TempFund Portfolio...............                            60,390
                                                                  ------------
                                                                     6,912,200
                                                                  ------------
 Total Investments of Cash Collateral for                           10,912,200
 Securities Loaned (cost -- $10,912,200).....
                                                                  ------------
 Total Investments (cost -- $111,328,689) --                       153,290,569
  109.81%....................................
 Liabilities in excess of other assets --                          (13,693,380)
  (9.81)%....................................
                                                                  ------------
 Net Assets (100.00%)........................                     $139,597,189
                                                                  ============

-------
*NON-INCOME PRODUCING
@YIELD TO MATURITY AT DATE OF PURCHASE
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT MARCH 31, 1997



                 See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
STATEMENT OF ASSETS AND LIABILITIES                               MARCH 31, 1997

ASSETS
Investments in securities, at value (cost -- $87,851,689).........  $129,813,569
Investments in repurchase agreements, at value (cost --
  $23,477,000)....................................................    23,477,000
Receivable for investments sold...................................     4,000,000
Receivable for fund shares sold...................................       727,173
Dividends and interest receivable.................................       222,008
Other assets......................................................        75,910
                                                                    ------------
Total assets......................................................   158,315,660
                                                                    ------------
LIABILITIES
Collateral for securities loaned..................................    10,912,200
Payable for investments purchased.................................     7,285,160
Payable for fund shares repurchased...............................       162,560
Payable to affiliates.............................................       154,231
Accrued expenses and other liabilities............................       204,320
                                                                    ------------
Total liabilities.................................................    18,718,471
                                                                    ------------
NET ASSETS
Capital stock -- $0.001 par value (300,000,000 shares authorized).    90,231,492
Undistributed net investment income...............................       441,078
Accumulated net realized gains from investment transactions.......     6,962,739
Net unrealized appreciation of investments........................    41,961,880
                                                                    ------------
Net assets........................................................  $139,597,189
                                                                    ============
CLASS A:
Net assets........................................................  $ 85,661,470
                                                                    ------------
Shares outstanding................................................     3,659,619
                                                                    ------------
Net asset value and redemption value per share....................        $23.41
                                                                          ======
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price)...............................        $24.51
                                                                          ======
CLASS B:
Net assets........................................................  $ 41,578,973
                                                                    ------------
Shares outstanding................................................     1,818,156
                                                                    ------------
Net asset value and offering price per share......................        $22.87
                                                                          ======
CLASS C:
Net assets........................................................  $ 12,356,746
                                                                    ------------
Shares outstanding................................................       541,034
                                                                    ------------
Net asset value and offering price per share......................        $22.84
                                                                          ======

                 See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
STATEMENT OF OPERATIONS                        FOR THE YEAR ENDED MARCH 31, 1997

INVESTMENT INCOME:
Dividends.......................................................... $ 1,994,583
Interest...........................................................     670,454
                                                                    -----------
                                                                      2,665,037
                                                                    -----------
EXPENSES:
Investment advisory and administration.............................     771,491
Service fees--Class A..............................................     179,046
Service and distribution fees--Class B.............................     304,147
Service and distribution fees--Class C.............................      81,806
Reports and notices to shareholders................................     146,468
Transfer agency and service fees...................................     134,407
Legal and audit....................................................     130,170
Federal and state registration.....................................      90,969
Custody and accounting.............................................      74,756
Directors' fees....................................................      15,750
Other expenses.....................................................      34,307
                                                                    -----------
                                                                      1,963,317
                                                                    -----------
Net investment income..............................................     701,720
                                                                    -----------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions....................  15,834,386
Net change in unrealized appreciation/depreciation of investments..   9,457,066
                                                                    -----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES.......  25,291,452
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $25,993,172
                                                                    ===========



                 See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEARS
                                                          ENDED MARCH 31,
                                                     --------------------------
                                                         1997          1996
                                                     ------------  ------------
FROM OPERATIONS:
Net investment income..............................    $  701,720  $  1,104,736
Net realized gains from investment transactions....    15,834,386    13,255,578
Net change in unrealized appreciation/depreciation
 of investments....................................     9,457,066    13,498,803
                                                     ------------  ------------
Net increase in net assets resulting from
 operations........................................    25,993,172    27,859,117
                                                     ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A.....................      (672,645)     (835,012)
Net investment income--Class B.....................       (73,321)     (213,796)
Net investment income--Class C.....................       (31,544)      (62,458)
Net realized gains from investment transactions--
 Class A...........................................    (9,905,437)   (6,272,236)
Net realized gains from investment transactions--
 Class B...........................................    (4,194,912)   (2,675,354)
Net realized gains from investment transactions--
 Class C...........................................    (1,240,890)     (758,806)
                                                     ------------  ------------
Total dividends and distributions to shareholders..   (16,118,749)  (10,817,662)
                                                     ------------  ------------
FROM CAPITAL STOCK TRANSACTIONS:
Net proceeds from the sale of shares...............    72,986,530    26,551,641
Cost of shares repurchased.........................   (55,705,343)  (23,163,766)
Proceeds from dividends reinvested.................    13,302,440     8,886,411
                                                     ------------  ------------
Net increase in net assets from capital stock
 transactions......................................    30,583,627    12,274,286
                                                     ------------  ------------
Net increase in net assets.........................    40,458,050    29,315,741
NET ASSETS:
Beginning of year..................................    99,139,139    69,823,398
                                                     ------------  ------------
End of year (including undistributed net investment
 income of
 $441,078 and $516,868, respectively)..............  $139,597,189  $ 99,139,139
                                                     ============  ============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Financial Services Growth Fund Inc. (the "Fund") was incorporated in the state of Maryland on February 13, 1986 and is registered with the Secu-rities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.
 Currently, the Fund offers Class A, Class B, Class C, and Class Y shares (no Class Y shares were outstanding during the period). Each class represents in-terests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structure, ongoing service and distribu-tion charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Man-agement Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distrib-utor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last available sales price, or last bid price available if no sales occur on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities for which market quotations are not readily available including restricted securities subject to limitations as to their sale are valued at fair value as determined in good faith by, or under the direction of, the Fund's Board of Directors.
 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including ac-crued interest, is at least equal to the repurchase price. In the event of de-fault of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under cer-tain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded on an accrual basis. Dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted as adjustments to in-terest income and the identified cost of investments.
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
CONCENTRATION OF RISK
 The Fund follows an investment policy of investing primarily in equity securi-ties of financial services companies. Economic, legislative and regulatory de-velopments impacting that industry may affect the market value of the Fund's investments.
INVESTMENT ADVISER AND ADMINISTRATOR
 The Fund's board of directors has approved an Investment Advisory and Adminis-trative Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. At March 31, 1997, the Fund owed Mitchell Hutchins $85,778 in investment advisory and administration fees.
 For the year ended March 31, 1997, the Fund paid $2,880 in brokerage commis-sions to PaineWebber for transactions executed on behalf of the Fund. DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the an-nual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At March 31, 1997, the Fund owed Mitchell Hutchins $65,621 in service and distribution fees.

NOTES TO FINANCIAL STATEMENTS
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended March 31, 1997, it earned approximately $404,219 in sales charges. SECURITY LENDING
 The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus ac-crued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain benefi-cial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail finan-cially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received no compensation in that capacity from the Fund for the year ended March 31, 1997.
 As of March 31, 1997, the Fund's custodian held cash and cash equivalents hav-ing an aggregate value of $10,912,000 as collateral for portfolio securities loaned having a market value of $10,436,400.
TRANSFER AGENCY SERVICE FEES
 The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber share-holder account for certain services not provided by the Fund's transfer agent. For these services for the year ended March 31, 1997, PaineWebber earned $26,881. At March 31, 1997, the Fund owed PaineWebber $2,832 for transfer agency service fees.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at March 31, 1997, was substantially the same as the cost of securities for financial state-ment purposes.
 At March 31, 1997, the components of net unrealized appreciation of invest-ments were as follows:

Gross appreciation (investments having an excess of value over cost)............................................................ $43,463,857
Gross depreciation (investments having an excess of cost over value)...........................................................  (1,501,977)
                                                                   -----------
Net unrealized appreciation of investments........................ $41,961,880
                                                                   ===========

 For the year ended March 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $42,133,385 and $39,170,612, respectively.

NOTES TO FINANCIAL STATEMENTS
FEDERAL TAX STATUS
 The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated in-vestment companies. Accordingly, no provision for federal income taxes is re-quired. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.
CAPITAL STOCK
 There are 300 million shares of $0.001 par value common stock authorized. Transactions in common stock were as follows:

                                CLASS A                 CLASS B                  CLASS C
                         -----------------------  ---------------------  ------------------------
                          SHARES       AMOUNT      SHARES     AMOUNT       SHARES       AMOUNT
                         ---------  ------------  --------  -----------  ----------  ------------
YEAR ENDED MARCH 31,
 1997:
Shares sold............. 1,113,912  $ 26,533,887   776,675  $18,827,973   1,174,919  $ 27,624,670
Shares repurchased......  (946,302)  (22,225,854) (398,605)  (9,493,411) (1,023,207)  (23,986,078)
Shares converted from
 Class B to Class A.....    92,207     2,144,531   (94,299)  (2,144,531)     --           --
Dividends and
 distributions
 reinvested.............   375,301     8,305,421   178,094    3,859,299    52,575     1,137,720
                         ---------  ------------  --------  -----------  ----------  ------------
Net increase............   635,118  $ 14,757,985   461,865  $11,049,330     204,287  $  4,776,312
                         =========  ============  ========  ===========  ==========  ============
YEAR ENDED MARCH 31,
 1996:
Shares sold.............   442,357  $  8,961,983   677,102  $13,511,924     202,522  $  4,077,734
Shares repurchased......  (600,457)  (12,204,953) (394,042)  (7,888,316)   (152,237)   (3,070,497)
Shares converted from
 Class B to Class A.....    29,539       603,210   (30,078)    (603,210)     --           --
Dividends and
 distributions
 reinvested.............   271,927     5,487,484   131,753    2,612,655      39,651       786,272
                         ---------  ------------  --------  -----------  ----------  ------------
Net increase ...........   143,366  $  2,847,724   384,735  $ 7,633,053      89,936  $  1,793,509
                         =========  ============  ========  ===========  ==========  ============

                      [This Page Intentionally Left Blank]

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                 CLASS A
                               -------------------------------------------------
                                      FOR THE YEARS ENDED MARCH 31,
                               -------------------------------------------------
                                1997     1996     1995     1994      1993
                                ----     ----     ----     ----      ----
Net asset value, beginning of
period.......................   $21.16   $17.11   $16.92   $19.45    $13.36
                                ------   ------   ------   ------    ------
Net investment income
(loss).......................     0.18     0.30     0.25     0.15      0.10
Net realized and unrealized
 gains (losses) from
 investments.................     5.69     6.25     1.34    (0.76)     6.01

                                ------   ------   ------   ------    ------
Net increase (decrease) from
investment operations........     5.87     6.55     1.59    (0.61)     6.11

                                ------   ------   ------   ------    ------
Dividends from net investment
income.......................    (0.23)   (0.29)   (0.13)   (0.08)    (0.02)
Distributions from net
 realized gains from
 investment transactions.....    (3.39)   (2.21)   (1.27)   (1.84)      --

                                ------   ------   ------   ------    ------
Total dividends and
distributions to
shareholders.................    (3.62)   (2.50)   (1.40)   (1.92)    (0.02)

                                ------   ------   ------   ------    ------
Net asset value, end of
period.......................   $23.41   $21.16   $17.11   $16.92    $19.45
                                ======   ======   ======   ======    ======
Total investment
return(/1/)..................    28.72%   39.02%   10.22%   (3.14)%   46.79%
                                ======   ======   ======   ======    ======
Ratios/supplemental data:
Net assets, end of period
(000's)......................  $85,661  $64,003  $49,295  $48,032   $61,645
Expenses to average net
assets.......................     1.52%    1.37%    1.45%    1.44%     1.87%
Net investment income (loss)
to average net assets........     0.90%    1.50%    1.40%    0.76%     0.60%
Portfolio turnover rate......       40%      53%      14%      22%       28%
Average commission rate
 paid(/2/)...................  $0.0600      --       --       --        --

-------

+COMMENCMENT OF ISSUANCE OF SHARES
*ANNUALIZED
(/1/)Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.
(/2/)Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                CLASS B                                             CLASS C
---------------------------------------------   -----------------------------------------------------
     FOR THE YEARS  ENDED MARCH 31,              FOR THE YEARS ENDED MARCH 31,         FOR THE PERIOD
--------------------------------------------    ----------------------------------   JULY 2, 1992+ TO
  1997     1996     1995     1994      1993      1997     1996     1995     1994       MARCH 31, 1993
--------  -------  -------  -------   -------   -------  -------  -------  -------   ----------------
  $20.75   $16.85   $16.71   $19.34    $13.36    $20.75   $16.86   $16.71   $19.34        $14.61

--------  -------  -------  -------   -------   -------  -------  -------  -------       -------
    0.04     0.13     0.11     0.02     (0.01)     0.06     0.12     0.11     0.01           --
    5.53     6.16     1.33    (0.75)     5.99      5.51     6.16     1.33    (0.73)         4.77

  ------   ------   ------   ------    ------    ------   ------   ------   ------        ------
    5.57     6.29     1.44    (0.73)     5.98      5.57     6.28     1.44    (0.72)         4.77

  ------   ------   ------   ------    ------     -----    -----   ------   ------        ------
   (0.06)   (0.18)   (0.03)   (0.06)      --      (0.09)   (0.18)   (0.02)   (0.07)        (0.04)
   (3.39)   (2.21)   (1.27)   (1.84)      --      (3.39)   (2.21)   (1.27)   (1.84)          --

  ------   ------   ------   ------    ------    ------   ------   ------   ------        ------
   (3.45)   (2.39)   (1.30)   (1.90)      --      (3.48)   (2.39)   (1.29)   (1.91)        (0.04)

  ------   ------   ------   ------    ------    ------   ------   ------   ------        ------
  $22.87   $20.75   $16.85   $16.71    $19.34    $22.84   $20.75   $16.86   $16.71        $19.34
  ======   ======   ======   ======    ======    ======   ======   ======   ======        ======
   27.74%   37.97%    9.37%   (3.83)%   44.76%    27.74%   37.92%    9.34%   (3.76)%       32.66%

  ======   ======   ======   ======    ======    ======   ======   ======   ======        ======
$ 41,579  $28,147  $16,368  $11,517   $10,364   $12,357  $ 6,989  $ 4,160  $ 4,370       $ 4,636
    2.27%    2.12%    2.22%    2.16%     2.45%     2.28%    2.14%    2.23%    2.17%         2.36%*
    0.15%    0.74%    0.67%    0.05%    (0.03)%    0.15%    0.72%    0.61%    0.03%         0.01%*
      40%      53%      14%      22%       28%       40%      53%      14%      22%           28%
$ 0.0600      --       --       --        --    $0.0600      --       --       --            --

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

The Board of Directors and Shareholders
PaineWebber Financial Services Growth Fund Inc.

 We have audited the accompanying statement of assets and liabilities of PaineWebber Financial Services Growth Fund Inc., including the portfolio of in-vestments, as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the pe-riods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to ex-press an opinion on these financial statements and financial highlights based on our audits.

 We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Financial Services Growth Fund Inc. as of March 31, 1997, the re-sults of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, New York
May 13, 1997

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
TAX INFORMATION (UNAUDITED)

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 1997) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distribu-tions paid during the fiscal year by the fund are taxable and are derived from the following sources:

PER SHARE DATA:                                     CLASS A  CLASS B  CLASS C
---------------                                     -------  -------  -------
Net investment income*............................. $0.2300  $0.0592  $0.0861
Short-term capital gains*..........................  0.4112   0.4112   0.4112
Long-term capital gains............................  2.9758   2.9758   2.9758
Percentage of ordinary income dividends qualifying
 for the dividends received deduction available to
 corporate shareholders............................   66.08%   66.08%   66.08%

*TAXABLE AS ORDINARY INCOME

 Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information re-porting.

 Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1997. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax ad-visers with respect to the tax consequences of their investment in the Fund.